March 19, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Mutual Funds

(File Nos. 033-56094 and 811-07428)

Ladies and Gentlemen:

On behalf of ING Mutual Funds and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a 497(c) filing, dated February 27, 2014, to the Prospectuses dated February 28, 2014, for ING Mutual Funds. The purpose of the filing is to submit the 497(c) filing data in XBRL for ING Mutual Funds.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli, Esq.
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com